UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  Global SmallCap Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Global SmallCap Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


Global SmallCap Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)

                                                       Shares
Country           Industry                               Held   Common Stocks                                           Value
Australia - 2.6%  Beverages - 0.7%                     97,900   Lion Nathan Ltd.                                  $       590,414

                  Health Care Equipment &              27,000   Cochlear Ltd.                                           1,098,232
                  Supplies - 1.4%

                  Real Estate Investment              300,150   CFS Retail Property Trust                                 427,810
                  Trusts (REITs) - 0.5%

                                                                Total Common Stocks in Australia                        2,116,456


Belgium - 0.4%    Leisure Equipment &                  13,800   AGFA-Gevaert NV                                           319,812
                  Products - 0.4%

                                                                Total Common Stocks in Belgium                            319,812


Bermuda - 0.6%    Capital Markets - 0.5%               10,870   Lazard Ltd. Class A                                       424,473

                  Textiles, Apparel &                  55,600   Ports Design Ltd.                                          84,424
                  Luxury Goods - 0.1%

                                                                Total Common Stocks in Bermuda                            508,897


Brazil - 1.8%     Construction &                       29,800   Obrascon Huarte Lain Brasil SA (a)                        356,175
                  Engineering - 0.4%

                  Transportation                       63,850   Cia de Concessoes Rodoviarias                             600,475
                  Infrastructure - 0.8%

                  Water Utilities - 0.6%               62,850   Companhia de Saneamento de Minas Gerais                   502,916

                                                                Total Common Stocks in Brazil                           1,459,566


Canada - 5.2%     Biotechnology - 0.7%                159,750   Diagnocure, Inc. (a)                                      520,133

                  Construction &                       15,800   Stantec, Inc. (a)                                         267,702
                  Engineering - 0.3%

                  Metals & Mining - 2.1%               21,450   Agnico-Eagle Mines Ltd.                                   767,696
                                                       73,700   Eldorado Gold Corp. (a)                                   348,204
                                                       48,850   Kinross Gold Corp. (a)                                    565,195
                                                                                                                  ---------------
                                                                                                                        1,681,095

                  Oil, Gas & Consumable                 9,400   Baytex Energy Trust                                       206,505
                  Fuels - 0.3%

                  Pharmaceuticals - 0.6%               82,250   Labopharm, Inc. (a)                                       506,490

                  Software - 1.2%                      29,850   Cognos, Inc. (a)                                          932,812

                                                                Total Common Stocks in Canada                           4,114,737


China - 0.8%      Transportation                    1,242,800   Shenzhen Expressway Co. Ltd.                              606,107
                  Infrastructure - 0.8%

                                                                Total Common Stocks in China                              606,107


Denmark - 2.0%    Electrical Equipment - 1.1%          33,950   Vestas Wind Systems A/S (a)                               914,484

                  Insurance - 0.9%                        550   Topdanmark A/S (a)                                         76,849
                                                       10,400   TrygVesta A/S                                             629,640
                                                                                                                  ---------------
                                                                                                                          706,489

                                                                Total Common Stocks in Denmark                          1,620,973


Finland - 1.3%    Construction &                       26,350   YIT Oyj                                                   578,374
                  Engineering - 0.7%

                  Multiline Retail - 0.5%              10,850   Stockmann AB 'B'                                          405,554

                  Paper & Forest Products - 0.1%       17,750   M-real Oyj 'B'                                             80,187

                                                                Total Common Stocks in Finland                          1,064,115


France - 2.4%     Commercial Services &                10,050   Eurofins Scientific (a)                                   664,990
                  Supplies - 0.8%

                  Insurance - 0.9%                    300,250   SCOR                                                      705,019

                  Leisure Equipment &                  11,200   Trigano SA                                                550,274
                  Products - 0.7%

                                                                Total Common Stocks in France                           1,920,283


Germany - 2.4%    Commercial Services &                 3,200   CTS Eventim AG                                             95,925
                  Supplies - 0.1%

                  Electrical Equipment - 1.0%          41,550   SGL Carbon AG (a)                                         764,604

                  Machinery - 0.8%                     15,650   Heidelberger Druckmaschn                                  644,885

                  Pharmaceuticals - 0.5%               36,650   Paion AG (a)                                              397,551

                  Real Estate Management &                400   DIC Asset AG                                               11,536
                  Development - 0.0%

                                                                Total Common Stocks in Germany                          1,914,501


Hong Kong - 1.3%  Commercial Banks - 0.1%              70,300   Industrial & Commercial Bank of China Ltd.                119,048

                  Diversified Financial                36,900   Hong Kong Exchanges and Clearing Ltd.                     239,788
                  Services - 0.3%

                  Electronic Equipment &               73,600   Kingboard Chemical Holdings Ltd.                          215,461
                  Instruments - 0.3%

                  Media - 0.6%                        403,000   Clear Media Ltd. (a)                                      440,791

                                                                Total Common Stocks in Hong Kong                        1,015,088


India - 1.7%      IT Services - 0.5%                   26,000   Satyam Computer Services Ltd.                             421,244

                  Metals & Mining - 0.8%              188,600   Hindalco Industries Ltd.                                  650,743

                  Specialty Retail - 0.4%              10,910   Pantaloon Retail India Ltd.                               293,534

                                                                Total Common Stocks in India                            1,365,521


Indonesia - 0.2%  Media - 0.2%                      2,304,950   Surya Citra Media Tbk PT                                  144,854

                                                                Total Common Stocks in Indonesia                          144,854


Ireland - 1.4%    Airlines - 0.8%                      11,500   Ryanair Holdings Plc (a)(c)                               649,865

                  Food Products - 0.6%                 88,200   Greencore Group Plc                                       454,445

                                                                Total Common Stocks in Ireland                          1,104,310


Israel - 1.6%     Chemicals - 0.9%                     94,500   Frutarom                                                  718,596

                  Communications Equipment - 0.2%      20,550   AudioCodes Ltd. (a)                                       199,335

                  Internet Software &                  27,550   Aladdin Knowledge Systems Ltd. (a)                        401,403
                  Services - 0.5%

                                                                Total Common Stocks in Israel                           1,319,334


Italy - 2.3%      Building Products - 0.8%             36,550   Permasteelisa SpA                                         653,003

                  Insurance - 0.5%                     61,300   Milano Assicurazioni SpA                                  419,379

                  Textiles, Apparel & Luxury           25,400   Valentino Fashion Group SpA                               779,883
                  Goods - 1.0%

                                                                Total Common Stocks in Italy                            1,852,265


Japan - 11.9%     Auto Components - 0.5%               26,300   Koito Manufacturing Co. Ltd.                              371,397

                  Beverages - 1.0%                     21,400   ITO EN, Ltd.                                              774,204

                  Building Products - 0.4%             63,900   Sanwa Shutter Corp.                                       337,271

                  Capital Markets - 0.8%               56,025   Okasan Holdings, Inc.                                     540,985
                                                       24,500   Tokai Tokyo Securities Co. Ltd.                           128,457
                                                                                                                  ---------------
                                                                                                                          669,442

                  Chemicals - 0.8%                     77,000   Nippon Sanso Corp.                                        606,930

                  Commercial Banks - 0.6%              44,400   The Bank of Kyoto Ltd.                                    459,384

                  Commercial Services &                19,100   Meitec Corp.                                              624,232
                  Supplies - 0.8%

                  Consumer Finance - 0.2%               3,970   Diamond Lease Co., Ltd.                                   185,950

                  Electric Utilities - 0.5%             6,400   Okinawa Electric Power Co., Inc.                          366,321

                  Health Care Equipment &              12,500   Fujirebio, Inc.                                           340,805
                  Supplies - 0.4%

                  Health Care Providers &               7,200   Suzuken Co., Ltd.                                         283,130
                  Services - 0.3%

                  Insurance - 1.1%                    114,000   Aioi Insurance Co., Ltd.                                  889,605

                  Internet Software &                     765   Jupiter Telecommunications Co., Ltd. (a)                  526,111
                  Services - 0.7%

                  Machinery - 1.3%                     30,500   Komori Corp.                                              666,317
                                                       65,750   Takuma Co., Ltd.                                          384,382
                                                                                                                  ---------------
                                                                                                                        1,050,699

                  Metals & Mining - 1.2%               62,700   Mitsui Mining & Smelting Co., Ltd.                        357,237
                                                       34,300   Tokyo Steel Manufacturing Co., Ltd.                       638,432
                                                                                                                  ---------------
                                                                                                                          995,669

                  Real Estate Management &             63,900   Tokyu Land Corp.                                          490,830
                  Development - 0.6%

                  Specialty Retail - 0.7%               5,500   Yamada Denki Co., Ltd.                                    535,894

                                                                Total Common Stocks in Japan                            9,507,874


Malaysia - 0.8%   Airlines - 0.8%                   1,904,550   AirAsia Bhd (a)                                           666,527

                                                                Total Common Stocks in Malaysia                           666,527

Mexico - 1.5%     Beverages - 0.6%                    179,450   Embotelladoras Arca SA de CV                              485,534

                  Construction &                      227,700   Empresas ICA Sociedad Controladora, SA de CV (a)          724,472
                  Engineering - 0.9%

                                                                Total Common Stocks in Mexico                           1,210,006


Netherlands -     Commercial Services &                27,150   Tele Atlas NV (a)                                         444,179
2.2%              Supplies - 0.5%

                  Communications                        3,500   TomTom NV (a)                                             130,109
                  Equipment - 0.2%

                  Food Products - 0.8%                 42,000   Koninklijke Wessanen NV CVA                               611,018

                  Media - 0.7%                         34,800   Endemol NV                                                579,548

                                                                Total Common Stocks in the Netherlands                  1,764,854


Norway - 2.0%     Communications Equipment - 0.5%      27,500   Tandberg Television ASA (a)                               386,815

                  Energy Equipment &                   49,400   Acergy SA (a)                                             841,042
                  Services - 1.5%                      56,800   Ocean RIG ASA (a)                                         362,866
                                                                                                                  ---------------
                                                                                                                        1,203,908

                                                                Total Common Stocks in Norway                           1,590,723


Philippines -     Commercial Banks - 0.6%             476,660   Bank of the Philippine Islands                            500,090
0.9%
                  Diversified Telecommunication         6,250   Philippine Long Distance Telephone                        251,360
                  Services - 0.3%

                                                                Total Common Stocks in the Philippines                    751,450


Singapore - 0.1%  Health Care Providers &             252,000   LMA International NV (a)                                  116,696
                  Services - 0.1%

                                                                Total Common Stocks in Singapore                          116,696

South             Food & Staples Retailing - 0.5%      58,000   Massmart Holdings Ltd.                                    397,361
Africa - 0.8%
                  Health Care Providers &             189,600   Network Healthcare Holdings Ltd.                          265,261
                  Services - 0.3%

                                                                Total Common Stocks in South Africa                       662,622


South             Hotels, Restaurants &                34,529   Kangwon Land, Inc.                                        608,783
Korea - 0.8%      Leisure - 0.8%

                                                                Total Common Stocks in South Korea                        608,783


Spain - 0.6%      Construction & Engineering - 0.6%     5,820   Grupo Ferrovial SA                                        469,768

                                                                Total Common Stocks in Spain                              469,768


Sweden - 2.3%     Biotechnology - 1.0%                 61,000   Q-Med AB                                                  760,372

                  Diversified Financial                16,400   OMHEX AB                                                  256,671
                  Services - 0.3%

                  Metals & Mining - 0.5%               21,650   Boliden AB                                                383,815

                  Oil, Gas & Consumable                42,100   Tanganyika Oil Co., Ltd. (a)                              408,163
                  Fuels - 0.5%

                                                                Total Common Stocks in Sweden                           1,809,021


Switzerland -     Chemicals - 0.7%                     40,250   Clariant AG                                               549,153
2.4%
                  Insurance - 1.2%                      4,200   Swiss Life Holding                                        969,546

                  Specialty Retail - 0.5%               5,350   Dufry Group (a)                                           432,745

                                                                Total Common Stocks in Switzerland                      1,951,444


Turkey - 0.8%     Beverages - 0.8%                     22,200   Anadolu Efes Biracilik Ve Malt Sanayii AS                 593,583

                                                                Total Common Stocks in Turkey                             593,583


United            Aerospace & Defense - 0.6%          147,400   QinetiQ Plc                                               459,593
Kingdom - 4.8%
                  Food Products - 0.4%                 52,700   Premier Foods Plc                                         315,108

                  Insurance - 1.1%                    194,626   Amlin Plc                                                 904,815

                  Machinery - 0.8%                    163,050   Enodis Plc                                                662,124

                  Oil, Gas & Consumable                20,100   Premier Oil Plc (a)                                       368,900
                  Fuels - 0.5%

                  Software - 0.5%                      48,800   Surfcontrol Plc (a)                                       378,118

                  Specialty Retail - 0.9%             466,950   Game Group Plc                                            714,897

                                                                Total Common Stocks in the United Kingdom               3,803,555


United            Aerospace & Defense - 0.5%           48,000   DynCorp. International, Inc. (a)                          432,480
States - 33.3%
                  Auto Components - 0.4%               13,400   LKQ Corp. (a)                                             300,160

                  Biotechnology - 1.9%                 13,550   Alexion Pharmaceuticals, Inc. (a)                         465,578
                                                       72,500   BioMarin Pharmaceuticals, Inc. (a)                      1,059,225
                                                                                                                  ---------------
                                                                                                                        1,524,803

                  Capital Markets - 0.5%               12,650   Stifel Financial Corp. (a)                                419,980

                  Chemicals - 0.3%                      6,600   The Scotts Miracle-Gro Co.                                258,918

                  Commercial Banks - 0.5%              16,833   Irwin Financial Corp.                                     330,432
                                                        2,590   Sterling Financial Corp.                                   82,802
                                                                                                                  ---------------
                                                                                                                          413,234

                  Commercial Services &                16,450   Covanta Holding Corp. (a)                                 290,343
                  Supplies - 0.9%                      14,900   FTI Consulting, Inc. (a)                                  391,125
                                                                                                                  ---------------
                                                                                                                          681,468

                  Communications Equipment - 1.3%       8,950   F5 Networks, Inc. (a)                                     414,743
                                                        4,000   Foundry Networks, Inc. (a)                                 41,440
                                                       42,600   Mastec, Inc. (a)                                          556,782
                                                                                                                  ---------------
                                                                                                                        1,012,965

                  Computers & Peripherals - 1.4%       26,250   Emulex Corp. (a)                                          390,863
                                                       25,650   Stratasys, Inc. (a)                                       709,479
                                                                                                                  ---------------
                                                                                                                        1,100,342

                  Containers & Packaging - 0.8%        26,800   Packaging Corp. of America                                614,524

                  Electric Utilities - 1.5%             8,000   Cleco Corp.                                               197,760
                                                       24,450   Northeast Utilities                                       547,680
                                                       20,250   Westar Energy, Inc.                                       467,775
                                                                                                                  ---------------
                                                                                                                        1,213,215

                  Energy Equipment &                   27,700   Key Energy Services, Inc. (a)                             408,575
                  Services - 1.9%                       8,300   NS Group, Inc. (a)                                        419,814
                                                        6,400   Rowan Cos., Inc.                                          216,768
                                                        8,200   Veritas DGC, Inc. (a)                                     469,614
                                                                                                                  ---------------
                                                                                                                        1,514,771

                  Health Care Equipment &              20,800   Inverness Medical Innovations, Inc. (a)                   618,592
                  Supplies - 1.5%                      17,900   SonoSite, Inc. (a)                                        577,812
                                                                                                                  ---------------
                                                                                                                        1,196,404

                  Hotels, Restaurants &                14,300   The Cheesecake Factory, Inc. (a)                          326,755
                  Leisure - 0.9%                       10,950   Red Robin Gourmet Burgers, Inc. (a)                       425,407
                                                                                                                  ---------------
                                                                                                                          752,162

                  Internet Software &                 136,650   SupportSoft, Inc. (a)                                     474,175
                  Services - 1.1%                      52,500   webMethods, Inc. (a)                                      390,600
                                                                                                                  ---------------
                                                                                                                          864,775

                  Leisure Equipment &                  24,600   Marvel Entertainment, Inc. (a)                            434,928
                  Products - 0.5%

                  Life Sciences Tools &                24,450   Pharmaceutical Product Development, Inc.                  940,836
                  Services - 1.2%

                  Media - 0.5%                         20,250   Regal Entertainment Group Series A                        398,115

                  Metals & Mining - 0.4%                4,950   Steel Dynamics, Inc.                                      287,199

                  Oil, Gas & Consumable                16,900   Callon Petroleum Co. (a)                                  315,185
                  Fuels - 0.9%                          3,400   Houston Exploration Co. (a)                               217,124
                                                        7,400   OMI Corp. New Shares                                      163,244
                                                                                                                  ---------------
                                                                                                                          695,553

                  Pharmaceuticals - 1.4%               26,250   Noven Pharmaceuticals, Inc. (a)                           518,700
                                                       30,200   Sciele Pharma, Inc. (a)                                   617,288
                                                                                                                  ---------------
                                                                                                                        1,135,988

                  Real Estate Investment               37,000   Ashford Hospitality Trust, Inc.                           434,750
                  Trusts (REITs) - 2.6%                50,840   DiamondRock Hospitality Co.                               816,999
                                                       51,900   Friedman Billings Ramsey Group, Inc. Class A              476,442
                                                       15,200   The Mills Corp.                                           352,336
                                                                                                                  ---------------
                                                                                                                        2,080,527

                  Real Estate Management &              3,450   Jones Lang LaSalle, Inc.                                  281,865
                  Development - 0.4%

                  Semiconductors & Semiconductor       44,400   Entegris, Inc. (a)                                        419,580
                  Equipment - 1.9%                     46,850   Integrated Device Technology, Inc. (a)                    724,769
                                                       54,350   MoSys, Inc. (a)                                           390,233
                                                                                                                  ---------------
                                                                                                                        1,534,582

                  Software - 3.1%                      17,300   Activision, Inc. (a)                                      206,735
                                                       14,700   Hyperion Solutions Corp. (a)                              458,052
                                                       23,300   Informatica Corp. (a)                                     325,501
                                                       13,650   Kronos, Inc. (a)                                          395,987
                                                       51,900   Novell, Inc. (a)                                          336,831
                                                        7,350   Salesforce.com, Inc. (a)                                  188,895
                                                       27,550   Sybase, Inc. (a)                                          579,927
                                                                                                                  ---------------
                                                                                                                        2,491,928

                  Specialty Retail - 2.0%               9,150   Abercrombie & Fitch Co. Class A                           484,584
                                                        9,550   AnnTaylor Stores Corp. (a)                                392,123
                                                        2,100   GameStop Corp. Class A (a)                                 87,381
                                                        5,950   J Crew Group, Inc. (a)                                    158,627
                                                       32,350   Urban Outfitters, Inc. (a)                                471,986
                                                                                                                  ---------------
                                                                                                                        1,594,701

                  Textiles, Apparel & Luxury            7,700   Polo Ralph Lauren Corp.                                   439,208
                  Goods - 0.5%

                  Trading Companies &                  35,100   Interline Brands, Inc. (a)                                765,180
                  Distributors - 1.9%                  36,550   UAP Holding Corp.                                         720,035
                                                                                                                  ---------------
                                                                                                                        1,485,215

                  Wireless Telecommunication           20,100   SBA Communications Corp. Class A (a)                      479,988
                  Services - 0.6%

                                                                Total Common Stocks in the United States               26,580,834

                                                                Total Common Stocks (Cost - $70,945,533) - 93.2%       74,534,559


                                                                Exchange-Traded Funds
Hong Kong - 0.6%  Diversified Financial                66,300   iShares Asia Trust-iShares FTSE                           489,278
                  Services - 0.6%

                                                                Total Exchange-Traded Funds (Cost - $480,183) - 0.6%      489,278



                                                   Beneficial
                                                     Interest   Short-Term Securities
                                                 $  5,308,225   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                Series I, 5.07% (b)(d)                                  5,308,225

                                                                Total Short-Term Securities
                                                                (Cost - $5,308,225) - 6.7%                              5,308,225

                                                                Total Investments (Cost - $76,733,941*) - 100.5%       80,332,062
                                                                Liabilities in Excess of Other Assets - (0.5%)          (366,298)
                                                                                                                  ---------------
                                                                Net Assets - 100.0%                               $    79,965,764
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $        76,801,388
                                                ===================
    Gross unrealized appreciation               $         7,509,538
    Gross unrealized depreciation                       (3,978,864)
                                                -------------------
    Net unrealized appreciation                 $         3,530,674
                                                ===================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $  1,138,796    $    50,005


(c) Depositary receipts.

(d) Represents the current yield as of July 31, 2006.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


o   Forward foreign exchange contracts as of July 31, 2006 were as follows:


    Foreign                                                 Unrealized
    Currency                    Settlement                 Appreciation
    Purchased                      Date                   (Depreciation)

    CAD      32,053            August 2006                 $      (1)
    EUR      59,150            August 2006                          8
    GBP      28,952            August 2006                         36

                                                           ----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $157,872)   $       43
                                                           ==========


    Foreign
    Currency                    Settlement                  Unrealized
    Sold                           Date                    Depreciation

    DKK     249,385            August 2006                 $    (147)
    JPY  14,179,004            August 2006                      (834)
    NOK     187,805            August 2006                      (199)

                                                           ----------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $195,863)   $  (1,180)
                                                           ==========


o   Currency Abbreviations:

    CAD   Canadian Dollar
    DKK   Danish Krone
    EUR   Euro
    GBP   British Pound
    JPY   Japanese Yen
    NOK   Norwegian Krone
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Global SmallCap Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Global SmallCap Portfolio of Managed Account Series


Date:  September 20, 2006